Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Entity File Number	001-40352
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Genius Sports Limited
Entity Central Index Key	0001834489
Document Annual Report	true
Document Transition Report	false
Document Registration Statement	false
Document Shell Company Report	false
Trading Symbol	GENI
Title of 12(b) Security	Ordinary shares
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	10,000,000
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	Y7
Entity Address, Address Line One	Genius Sports Group
Entity Address, Address Line Two	1st Floor
Entity Address, Address Line Three	27 Soho Square
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W1D 3QR
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Name	WithumSmith+Brown, PC
Auditor Firm ID	100
Auditor Location	New York, New York
Entity Address, Country	GB
Auditor Opinion [Text Block]

Opinions on the Consolidated Financial Statements and Internal Control Over Financial Reporting

We have audited the accompanying consolidated balance sheets of Genius Sports Limited and Subsidiaries (the “Company”) as of December 31, 2025 and 2024, and the related consolidated statements of operations, consolidated statements of comprehensive loss, consolidated statements of changes in shareholders’ equity, and consolidated statements of cash flows for each of the years in the three-year period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). We also have audited the Company’s internal control over financial reporting as of December 31, 2025, based on criteria established in 2013 Internal Control—Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (“COSO”).

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America. Also in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2025, based on criteria established in 2013 Internal Control—Integrated Framework issued by the COSO.

Basis for Opinion

The Company’s management is responsible for these consolidated financial statements, for maintaining effective internal control over financial reporting, and for its assessment of the effectiveness of internal control over financial reporting, included in the accompanying Management’s Annual Report on Internal Control Over Financial Reporting. Our responsibility is to express an opinion on the Company’s consolidated financial statements and an opinion on the Company’s internal control over financial reporting based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud, and whether effective internal control over financial reporting was maintained in all material respects.

Our audits of the consolidated financial statements included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our audit of internal control over financial reporting included obtaining an understanding of internal control over financial reporting, assessing the risk that a material weakness exists, and testing and evaluating the design and operating effectiveness of internal control based on the assessed risk. Our audits also included performing such other procedures as we considered necessary in the circumstances. We believe that our audits provide a reasonable basis for our opinions.

Definition and Limitations of Internal Control Over Financial Reporting

A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with accounting principles generally accepted in the United States of America. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company’s assets that could have a material effect on the consolidated financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

Critical Audit Matters

The critical audit matters communicated below are matters arising from the current period audit of the consolidated financial statements that were communicated or required to be communicated to the audit committee and that: (1) relate to accounts or disclosures that are material to the consolidated financial statements; and (2) involved our especially challenging, subjective, or complex judgments. The communication of the critical audit matters does not alter in any way our opinion on the consolidated financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

Equity-settled Performance-Based Restricted Share Units Valuation

Description of the Matter

As described in Notes 1 and 17 to the consolidated financial statements, the Company issues equity-settled performance-based restricted share units (“PSUs”) that vest upon the Company achieving cumulative revenue and cumulative adjusted EBITDA targets. For stock-based awards subject to performance conditions, the Company recognizes compensation cost on a tranche-by-tranche basis (the accelerated attribution method). The awards have the potential to be earned at 0% – 150% of the number of awards granted depending on achievement of the performance goals but remain subject to vesting for the full three-year service period. For the year ended December 31, 2025, stock-based compensation expense attributable to PSUs was $72.6 million. We identified the valuation of the PSUs, including the probability of achieving the performance-based vesting criteria, as a critical audit matter. The cumulative revenue and cumulative adjusted EBITDA projections used in the probability assessment for performance condition PSUs requires judgment due to the subjectivity of the revenue growth rates, adjusted EBITDA margins and certain other assumptions used in the projections. Auditing these elements required especially challenging and subjective auditor judgment due to the nature and extent of effort required to address these matters.

How We Addressed the Matter in Our Audit

To address this matter, through our integrated audit approach, we performed both control testing as well as substantive audit procedures. We obtained an understanding of, evaluated the design and tested the operating effectiveness of management’s controls over the Company’s processes related to the valuation of stock-based compensation.

The primary procedures we performed to address this critical audit matter included, among others, the following:

•
comparing the Company’s revenue and adjusted EBITDA amounts per the analysis for the current year to current year actual results,
•
evaluating the consistency of the revenue growth rates and certain other assumptions with external industry data,
•
comparing the forecasted growth in revenue, forecasted adjusted EBITDA and certain other assumptions to historical results, and
•
testing the accuracy of the Company’s calculations and assessing the completeness and accuracy of the underlying data used in the calculations.

Contract Asset and Contract Liability Valuation

Description of the Matter

As described in Notes 1 and 3 to the consolidated financial statements, the timing of revenue recognition may differ from the timing of invoicing to customers, and these timing differences result in contract assets or contract liabilities (deferred revenue) on the Company’s consolidated balance sheets. The Company records a contract asset when revenue is recognized prior to the right to invoice or deferred revenue when revenue is recognized subsequent to invoicing. Contract assets are transferred to receivables when the right to invoice and receive payment become unconditional. As of December 31, 2025, the Company had $57.4 million of contract assets and $97.1 million of contract liabilities, recognized as deferred revenue. We identified the valuation of the contract assets and contract liabilities as a critical audit matter due to the size and nature of the balances affecting revenue and the extent of effort required in performing our audit procedures to evaluate the reasonableness of the account balances through our contract and revenue testing.

How We Addressed the Matter in Our Audit

To address this matter, through our integrated audit approach, we performed both control testing as well as substantive audit procedures. We obtained an understanding of, evaluated the design and tested the operating effectiveness of management’s controls over the Company’s processes to calculate contract asset and contract liability balances as well as management’s review procedures related to the reconciliations of the accounts.

The primary procedures we performed to address this critical audit matter included, among others, the following:

•
evaluating the appropriateness of the Company’s methodologies, assumptions, and underlying data and inputs used in valuing the contract assets and liabilities by comparing assumptions used by management to historical information, independent calculations for a sample of transactions, and evidence obtained in other areas of the audit,
•
testing the accuracy of the Company’s recorded revenue for a sample of transactions by agreeing the revenue to underlying contracts and third-party support and performing independent calculations related to the revenue recorded, and
•
testing the accuracy of the Company’s calculations and assessing the completeness and accuracy of the underlying data used in the calculations.

Ordinary Share [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	246,306,291
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Donald J. Puglisi
Entity Address, Address Line One	Puglisi & Associates
Entity Address, Address Line Two	850 Library Avenue #204
Entity Address, City or Town	Newark
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680
Entity Address, State or Province	DE